INTANGIBLE ASSETS, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INTANGIBLE ASSETS, NET
Intangible assets, amortization expenses	¥ 79,377	¥ 82,127